BORROWINGS - Movement in Borrowings (Details)		1 Months Ended						6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning Balance								€ 2,361,000,000	€ 2,391,000,000	€ 2,361,000,000
Cash flows
Proceeds from issuance of Senior Notes								290,000,000	712,000,000	290,000,000	€ 0
Repayments of Senior Notes									(1,041,000,000)	(200,000,000)	(100,000,000)
Repayment of U.S. revolving credit facilities									0	(129,000,000)
Proceeds from other borrowings									0	202,000,000	8,000,000
Repayments of other borrowings									(16,000,000)	(10,000,000)	(4,000,000)
Lease repayments									(32,000,000)	(35,000,000)
Payment of deferred financing costs									(13,000,000)	(6,000,000)
Non-cash changes
Movement in accrued interest									(11,000,000)	(1,000,000)
Changes in leases and other loans									18,000,000	62,000,000
Deferred arrangement fees									16,000,000	5,000,000
Effects of changes in foreign exchange rates									105,000,000	(148,000,000)
Ending Balance									2,129,000,000	2,391,000,000	€ 2,361,000,000
Debt issued									2,128,000,000
Senior Unsecured Notes Issued February 2021 and due 2029
Disclosure of detailed information about borrowings [line items]
Beginning Balance									0
Non-cash changes
Ending Balance									438,000,000	0
Debt issued						€ 412,000,000			€ 441,000,000			$ 500,000,000	$ 500,000,000
Nominal rate						3.75%	3.75%		3.75%
Senior Unsecured Notes Issued February 2017 and due 2025
Disclosure of detailed information about borrowings [line items]
Beginning Balance									€ 534,000,000
Cash flows
Repayments of Senior Notes						€ (536,000,000)	$ (650,000,000)
Non-cash changes
Ending Balance									€ 0	534,000,000
Debt issued | $												650,000,000
Nominal rate						6.625%	6.625%		6.625%
Constellium SE Senior Sustainability-Linked Notes Issued June 2021 Due June 2029
Disclosure of detailed information about borrowings [line items]
Beginning Balance									€ 0
Non-cash changes
Ending Balance									300,000,000	0
Debt issued					$ 300,000,000				€ 300,000,000			300,000,000
Nominal rate				3.125%	3.125%	3.75%	3.75%		3.125%
Senior Unsecured Notes Issued May 2014 and due 2024
Disclosure of detailed information about borrowings [line items]
Beginning Balance									€ 325,000,000
Cash flows
Repayments of Senior Notes				€ (328,000,000)	$ (400,000,000)
Non-cash changes
Ending Balance									€ 0	325,000,000
Debt issued | $												400,000,000
Nominal rate				5.75%	5.75%				5.75%
Senior Unsecured Notes Issued November 2017 and due 2026
Disclosure of detailed information about borrowings [line items]
Beginning Balance									€ 411,000,000
Cash flows
Repayments of Senior Notes		€ (177,000,000)	$ (200,000,000)
Non-cash changes
Ending Balance									268,000,000	411,000,000
Debt issued			$ 500,000,000						€ 265,000,000			300,000,000
Nominal rate		5.875%	5.875%						5.875%
Senior Unsecured Notes Issued June 2020 and due 2028
Disclosure of detailed information about borrowings [line items]
Beginning Balance									€ 260,000,000
Non-cash changes
Ending Balance									284,000,000	€ 260,000,000
Debt issued	€ 290,000,000							€ 290,000,000	€ 287,000,000			$ 325,000,000		$ 325,000,000
Nominal rate	5.625%								5.625%
Senior Unsecured Notes due 2021
Cash flows
Repayments of Senior Notes	€ (200,000,000)
Non-cash changes
Nominal rate	4.625%